As filed with the United States Securities and Exchange Commission on November 27, 2019

1933 Act File No. 333-36074

1940 Act File No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 125	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 126	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of November, 2019.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	November 27, 2019

/s/ David C. Arch* (David C. Arch)	Trustee	November 27, 2019

/s/ Beth Ann Brown*** (Beth Ann Brown)	Trustee	November 27, 2019

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	November 27, 2019

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	November 27, 2019

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Vice Chair & Trustee	November 27, 2019

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	November 27, 2019

/s/ Eli Jones* (Eli Jones)	Trustee	November 27, 2019

/s/ Elizabeth Krentzman*** (Elizabeth Krentzman)	Trustee	November 27, 2019

/s/ Anthony J. LaCava, Jr.** (Anthony J. LaCava, Jr.)	Trustee	November 27, 2019

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	November 27, 2019

/s/ Joel W. Motley*** (Joel W. Motley)	Trustee	November 27, 2019

/s/ Teresa M. Ressel* (Teresa M. Ressel)	Trustee	November 27, 2019

/s/ Ann Barnett Stern* (Ann Barnett Stern)	Trustee	November 27, 2019

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	November 27, 2019

/s/ Philip A. Taylor* (Philip A. Taylor)	Trustee	November 27, 2019

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	November 27, 2019

/s/ Daniel S. Vandivort*** (Daniel S. Vandivort)	Trustee	November 27, 2019

/s/ James D. Vaughn*** (James D. Vaughn)	Trustee	November 27, 2019

/s/ Christopher L. Wilson* (Christopher L. Wilson)	Trustee	November 27, 2019

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	November 27, 2019

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
**	Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
***	Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase